Cover	Dec. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40232
Entity Registrant Name	ACCELERATE ACQUISITION CORP.
Entity Central Index Key	0001838883
Entity Tax Identification Number	86-1209097
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	51 John F. Kennedy Parkway
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	(973)
Local Phone Number	314-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	AAQC.U
Security Exchange Name	NYSE
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	AAQC
Security Exchange Name	NYSE